American Century Investments®
Quarterly Portfolio Holdings
Global Bond Fund
July 31, 2021

Global Bond - Schedule of Investments
JULY 31, 2021 (UNAUDITED)

		Shares/ Principal Amount ($)	Value ($)
SOVEREIGN GOVERNMENTS AND AGENCIES — 40.1%
Australia — 0.6%
Australia Government Bond, 2.75%, 4/21/24	AUD	3,192,000	2,515,325
Australia Government Bond, 1.50%, 6/21/31	AUD	3,000,000	2,274,726
Australia Government Bond, 3.00%, 3/21/47	AUD	7,150,000	6,289,087
Australia Government Bond, 1.75%, 6/21/51	AUD	5,500,000	3,768,959
			14,848,097
Austria — 0.6%
Republic of Austria Government Bond, 3.40%, 11/22/22(1)	EUR	4,325,000	5,407,754
Republic of Austria Government Bond, 0.75%, 10/20/26(1)	EUR	4,192,000	5,337,314
Republic of Austria Government Bond, 4.15%, 3/15/37(1)	EUR	2,539,000	4,934,526
			15,679,594
Belgium — 0.4%
Kingdom of Belgium Government Bond, 4.25%, 3/28/41(1)	EUR	1,716,000	3,524,074
Kingdom of Belgium Government Bond, 1.60%, 6/22/47(1)	EUR	3,836,000	5,639,010
			9,163,084
Brazil — 0.2%
Brazilian Government International Bond, 7.125%, 1/20/37		$3,000,000	3,785,205
Canada — 1.7%
Canadian Government Bond, 0.25%, 3/1/26	CAD	10,000,000	7,813,802
Canadian Government Bond, 2.75%, 12/1/48	CAD	3,250,000	3,178,389
Province of British Columbia Canada, 3.25%, 12/18/21	CAD	1,588,000	1,287,538
Province of British Columbia Canada, 2.85%, 6/18/25	CAD	10,911,000	9,389,993
Province of Quebec Canada, 3.00%, 9/1/23	CAD	3,058,000	2,577,093
Province of Quebec Canada, 5.75%, 12/1/36	CAD	10,032,000	11,750,812
Province of Quebec Canada, 3.50%, 12/1/48	CAD	7,300,000	7,001,745
			42,999,372
Chile — 0.3%
Bonos de la Tesoreria de la Republica en pesos, 4.70%, 9/1/30(1)	CLP	5,040,000,000	6,892,212
Chile Government International Bond, 3.25%, 9/14/21		$300,000	300,165
			7,192,377
China — 10.4%
China Development Bank, 2.89%, 6/22/25	CNY	177,000,000	27,302,302
China Development Bank, 3.50%, 8/13/26	CNY	159,000,000	25,110,972
China Government Bond, 2.57%, 5/20/23	CNY	42,000,000	6,517,322
China Government Bond, 2.36%, 7/2/23	CNY	153,000,000	23,645,902
China Government Bond, 2.88%, 11/5/23	CNY	399,000,000	62,356,530
China Government Bond, 1.99%, 4/9/25	CNY	118,000,000	17,835,613
China Government Bond, 3.25%, 6/6/26	CNY	155,700,000	24,723,210
China Government Bond, 3.12%, 12/5/26	CNY	154,800,000	24,451,317
China Government Bond, 2.85%, 6/4/27	CNY	67,000,000	10,422,470
China Government Bond, 3.29%, 5/23/29	CNY	11,000,000	1,745,886
China Government Bond, 2.68%, 5/21/30	CNY	111,500,000	16,900,327
China Government Bond, 3.86%, 7/22/49	CNY	35,600,000	5,850,957
China Government Bond, 3.39%, 3/16/50	CNY	46,500,000	7,046,781
China Government Bond, 3.81%, 9/14/50	CNY	36,000,000	5,917,101
			259,826,690
Czech Republic — 0.1%
Czech Republic Government Bond, 4.70%, 9/12/22	CZK	74,800,000	3,641,045

Denmark — 2.3%
Denmark Government Bond, 0.50%, 11/15/27	DKK	46,720,000	7,893,303
Denmark Government Bond, 0.50%, 11/15/29(1)	DKK	93,000,000	15,862,425
Denmark Government Bond, 0.00%, 11/15/31(1)(2)	DKK	112,500,000	18,193,281
Denmark Government Bond, 4.50%, 11/15/39	DKK	38,630,000	11,167,214
Denmark Government Bond, 0.25%, 11/15/52(1)	DKK	25,000,000	3,959,290
			57,075,513
Dominican Republic — 0.1%
Dominican Republic International Bond, 5.95%, 1/25/27(1)		$800,000	900,808
Dominican Republic International Bond, 5.95%, 1/25/27		$1,800,000	2,026,818
			2,927,626
Egypt — 0.1%
Egypt Government International Bond, 7.50%, 1/31/27(1)		$1,200,000	1,333,600
Egypt Government International Bond, 8.50%, 1/31/47		$2,000,000	2,071,964
			3,405,564
El Salvador — 0.1%
El Salvador Government International Bond, 8.625%, 2/28/29		$2,000,000	1,889,520

Finland — 0.8%
Finland Government Bond, 4.00%, 7/4/25(1)	EUR	5,169,000	7,292,158
Finland Government Bond, 0.125%, 4/15/36(1)	EUR	6,500,000	7,798,539
Finland Government Bond, 1.375%, 4/15/47(1)	EUR	3,045,000	4,661,001
Finland Government Bond, 0.125%, 4/15/52(1)	EUR	1,100,000	1,232,698
			20,984,396
France — 1.6%
French Republic Government Bond OAT, 1.75%, 11/25/24	EUR	2,539,000	3,259,739
French Republic Government Bond OAT, 5.50%, 4/25/29	EUR	5,742,980	9,968,194
French Republic Government Bond OAT, 0.00%, 11/25/29(2)	EUR	3,150,000	3,827,464
French Republic Government Bond OAT, 2.50%, 5/25/30	EUR	3,845,000	5,691,159
French Republic Government Bond OAT, 1.50%, 5/25/31	EUR	3,675,000	5,080,381
French Republic Government Bond OAT, 5.75%, 10/25/32	EUR	2,675,000	5,274,951
French Republic Government Bond OAT, 3.25%, 5/25/45	EUR	3,433,000	6,606,451
			39,708,339
Germany — 0.2%
Bundesrepublik Deutschland Bundesanleihe, 0.00%, 8/15/50(2)	EUR	3,600,000	4,246,753
Ghana — 0.1%
Ghana Government International Bond, 7.875%, 2/11/35		$2,000,000	1,918,567
Guatemala — 0.1%
Guatemala Government Bond, 4.875%, 2/13/28		$2,000,000	2,233,020
Indonesia — 0.4%
Indonesia Government International Bond, 3.50%, 2/14/50		$2,800,000	2,905,647
Indonesia Treasury Bond, 8.375%, 9/15/26	IDR	90,000,000,000	7,066,268
			9,971,915
Ireland — 1.5%
Ireland Government Bond, 3.40%, 3/18/24	EUR	6,186,000	8,125,680
Ireland Government Bond, 1.10%, 5/15/29	EUR	13,350,000	17,577,521
Ireland Government Bond, 0.20%, 10/18/30	EUR	1,500,000	1,838,478
Ireland Government Bond, 0.40%, 5/15/35	EUR	8,650,000	10,581,205
Ireland Government Bond, 1.50%, 5/15/50	EUR	320,000	464,366
			38,587,250
Italy — 3.6%
Italy Buoni Poliennali Del Tesoro, 2.00%, 12/1/25	EUR	19,964,000	25,859,491
Italy Buoni Poliennali Del Tesoro, 0.00%, 4/1/26(2)	EUR	19,650,000	23,358,209
Italy Buoni Poliennali Del Tesoro, 1.60%, 6/1/26	EUR	3,000,000	3,840,957
Italy Buoni Poliennali Del Tesoro, 0.25%, 3/15/28(1)	EUR	14,100,000	16,767,232

Italy Buoni Poliennali Del Tesoro, 1.35%, 4/1/30	EUR	3,550,000	4,536,744
Italy Buoni Poliennali Del Tesoro, 0.60%, 8/1/31(1)	EUR	1,000,000	1,183,200
Italy Buoni Poliennali Del Tesoro, 4.75%, 9/1/44(1)	EUR	7,519,000	14,720,615
Italy Buoni Poliennali Del Tesoro, 1.70%, 9/1/51(1)	EUR	500,000	602,747
			90,869,195
Japan — 6.7%
Japan Government Ten Year Bond, 0.10%, 3/20/30	JPY	5,755,000,000	53,154,281
Japan Government Thirty Year Bond, 2.40%, 3/20/37	JPY	877,450,000	10,640,248
Japan Government Thirty Year Bond, 2.00%, 9/20/41	JPY	1,234,500,000	14,713,920
Japan Government Thirty Year Bond, 1.40%, 12/20/45	JPY	2,023,400,000	22,219,784
Japan Government Thirty Year Bond, 0.40%, 3/20/50	JPY	700,000,000	6,024,931
Japan Government Twenty Year Bond, 2.10%, 12/20/26	JPY	672,500,000	6,869,232
Japan Government Twenty Year Bond, 0.30%, 12/20/39	JPY	1,078,800,000	9,746,455
Japanese Government CPI Linked Bond, 0.10%, 3/10/28	JPY	3,516,530,682	32,887,840
Japanese Government CPI Linked Bond, 0.10%, 3/10/29	JPY	1,273,765,185	11,941,730
			168,198,421
Jordan — 0.1%
Jordan Government International Bond, 7.375%, 10/10/47(1)		$200,000	210,570
Jordan Government International Bond, 7.375%, 10/10/47		$400,000	421,140
Jordan Government International Bond, 7.375%, 10/10/47		$1,200,000	1,263,420
			1,895,130
Malaysia — 0.6%
Malaysia Government Bond, 3.96%, 9/15/25	MYR	27,150,000	6,787,238
Malaysia Government Bond, 4.07%, 6/15/50	MYR	33,000,000	7,657,706
			14,444,944
Mexico — 0.5%
Mexican Bonos, 5.75%, 3/5/26	MXN	97,500,000	4,763,092
Mexico Government International Bond, 4.15%, 3/28/27		$2,700,000	3,076,285
Nacional Financiera SNC, MTN, 0.78%, 3/29/22	JPY	500,000,000	4,571,792
			12,411,169
Namibia — 0.1%
Namibia International Bonds, 5.25%, 10/29/25		$2,600,000	2,787,978
Netherlands — 0.8%
Netherlands Government Bond, 0.00%, 1/15/22(1)(2)	EUR	5,557,000	6,611,645
Netherlands Government Bond, 0.50%, 7/15/26(1)	EUR	7,389,000	9,301,864
Netherlands Government Bond, 2.75%, 1/15/47(1)	EUR	2,080,000	4,189,521
			20,103,030
New Zealand — 0.1%
New Zealand Government Bond, 1.50%, 5/15/31	NZD	2,750,000	1,910,411
Norway — 0.2%
Norway Government Bond, 2.00%, 5/24/23(1)	NOK	43,725,000	5,078,389
Norway Government Bond, 1.75%, 2/17/27(1)	NOK	2,800,000	329,583
			5,407,972
Oman — 0.1%
Oman Government International Bond, 5.625%, 1/17/28		$2,000,000	2,102,817
Philippines — 0.1%
Philippine Government International Bond, 6.375%, 10/23/34		$1,400,000	1,979,061
Poland — 0.2%
Republic of Poland Government Bond, 4.00%, 10/25/23	PLN	16,520,000	4,634,074
Republic of Poland Government International Bond, 4.00%, 1/22/24		$500,000	543,585
			5,177,659
Portugal — 0.2%
Portugal Obrigacoes do Tesouro OT, 0.90%, 10/12/35(1)	EUR	1,000,000	1,253,936
Portugal Obrigacoes do Tesouro OT, 4.10%, 2/15/45(1)	EUR	2,350,000	4,706,465
			5,960,401

Russia — 0.2%
Russian Federal Bond - OFZ, 7.05%, 1/19/28	RUB	156,300,000	2,176,463
Russian Foreign Bond - Eurobond, 5.25%, 6/23/47		$2,800,000	3,564,196
			5,740,659
Saudi Arabia — 0.1%
Saudi Government International Bond, 2.375%, 10/26/21(1)		$1,500,000	1,507,794
Serbia†
Serbia International Bond, 7.25%, 9/28/21(1)		$800,000	809,339
Singapore — 0.1%
Singapore Government Bond, 2.875%, 7/1/29	SGD	4,240,000	3,527,309
South Africa†
Republic of South Africa Government International Bond, 4.67%, 1/17/24		$250,000	269,222
Republic of South Africa Government International Bond, 5.875%, 6/22/30		$800,000	910,000
			1,179,222
Spain — 1.6%
Spain Government Bond, 0.00%, 1/31/28(2)	EUR	6,000,000	7,190,339
Spain Government Bond, 5.15%, 10/31/28(1)	EUR	1,263,000	2,072,298
Spain Government Bond, 1.25%, 10/31/30(1)	EUR	1,500,000	1,962,830
Spain Government Bond, 0.10%, 4/30/31(1)	EUR	11,750,000	13,801,671
Spain Government Bond, 1.85%, 7/30/35(1)	EUR	2,200,000	3,065,565
Spain Government Bond, 2.70%, 10/31/48(1)	EUR	7,100,000	11,587,685
			39,680,388
Sri Lanka — 0.1%
Sri Lanka Government International Bond, 7.55%, 3/28/30		$2,000,000	1,243,300
Sweden — 0.1%
Sweden Government Bond, 3.50%, 3/30/39	SEK	15,600,000	2,747,460
Switzerland — 0.6%
Swiss Confederation Government Bond, 1.25%, 5/28/26	CHF	5,902,000	7,135,944
Swiss Confederation Government Bond, 2.50%, 3/8/36	CHF	2,534,000	3,918,275
Swiss Confederation Government Bond, 0.00%, 7/24/39(2)	CHF	2,500,000	2,850,030
			13,904,249
Thailand — 0.6%
Thailand Government Bond, 3.625%, 6/16/23	THB	78,650,000	2,531,283
Thailand Government Bond, 3.85%, 12/12/25	THB	335,100,000	11,544,788
			14,076,071
Tunisia — 0.1%
Banque Centrale de Tunisie International Bond, 5.75%, 1/30/25		$2,000,000	1,698,958
Turkey — 0.2%
Turkey Government International Bond, 6.875%, 3/17/36		$4,600,000	4,704,664
United Kingdom — 1.5%
United Kingdom Gilt, 0.125%, 1/30/26	GBP	7,000,000	9,667,418
United Kingdom Gilt, 4.75%, 12/7/30	GBP	3,600,000	6,903,433
United Kingdom Gilt, 4.50%, 12/7/42	GBP	954,000	2,227,148
United Kingdom Gilt, 4.25%, 12/7/49	GBP	3,720,000	9,348,993
United Kingdom Gilt, 4.25%, 12/7/55	GBP	3,780,000	10,343,315
			38,490,307
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $955,724,613)			1,002,641,835
CORPORATE BONDS — 30.5%
Aerospace and Defense — 0.5%
Boeing Co. (The), 2.20%, 2/4/26		$2,460,000	2,482,809
Boeing Co. (The), 3.625%, 2/1/31		1,000,000	1,091,858
Boeing Co. (The), 5.81%, 5/1/50		530,000	724,143
Raytheon Technologies Corp., 4.125%, 11/16/28		2,580,000	2,995,614

Teledyne Technologies, Inc., 2.25%, 4/1/28		1,000,000	1,035,446
TransDigm, Inc., 4.625%, 1/15/29(1)		4,460,000	4,454,604
			12,784,474
Air Freight and Logistics†
GXO Logistics, Inc., 2.65%, 7/15/31(1)		1,016,000	1,022,960
Airlines — 0.8%
Air Canada, 3.875%, 8/15/26(1)(3)		3,450,000	3,462,593
American Airlines, Inc. / AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)		5,103,000	5,345,392
British Airways 2021-1 Class B Pass Through Trust, 3.90%, 3/15/33(1)		1,536,000	1,561,920
Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.50%, 10/20/25(1)		3,015,000	3,242,854
Southwest Airlines Co., 5.125%, 6/15/27		1,331,000	1,575,773
United Airlines Pass Through Trust, 4.875%, 7/15/27		1,510,682	1,587,367
United Airlines, Inc., 4.625%, 4/15/29(1)		2,032,000	2,092,960
			18,868,859
Auto Components†
Goodyear Tire & Rubber Co. (The), 5.00%, 7/15/29(1)		908,000	956,474
Automobiles — 0.5%
Ford Motor Credit Co. LLC, 2.98%, 8/3/22		650,000	659,770
Ford Motor Credit Co. LLC, 3.35%, 11/1/22		740,000	758,537
Ford Motor Credit Co. LLC, 3.375%, 11/13/25		2,000,000	2,090,487
Ford Motor Credit Co. LLC, 2.90%, 2/16/28		2,010,000	2,015,276
General Motors Co., 5.15%, 4/1/38		560,000	688,656
General Motors Financial Co., Inc., 2.75%, 6/20/25		3,248,000	3,435,075
General Motors Financial Co., Inc., 2.70%, 8/20/27		1,334,000	1,399,695
General Motors Financial Co., Inc., 2.70%, 6/10/31		857,000	878,718
Nissan Motor Co. Ltd., 4.35%, 9/17/27(1)		1,010,000	1,122,574
			13,048,788
Banks — 4.2%
Banco Santander SA, 2.96%, 3/25/31		2,200,000	2,303,637
Banistmo SA, 4.25%, 7/31/27(1)		955,000	983,268
Bank of America Corp., MTN, 2.30%, 7/25/25	GBP	1,500,000	2,203,104
Bank of America Corp., MTN, 4.18%, 11/25/27		$825,000	930,241
Bank of America Corp., MTN, VRN, 2.09%, 6/14/29		1,865,000	1,900,445
Bank of America Corp., MTN, VRN, 2.68%, 6/19/41		2,755,000	2,723,885
Bank of America Corp., VRN, 3.42%, 12/20/28		2,185,000	2,402,455
Barclays plc, 5.20%, 5/12/26		1,145,000	1,320,735
Barclays plc, MTN, VRN, 1.375%, 1/24/26	EUR	600,000	744,469
Barclays plc, MTN, VRN, 2.00%, 2/7/28	EUR	2,000,000	2,432,030
BNP Paribas SA, VRN, 4.375%, 3/1/33(1)		$1,770,000	1,974,956
BPCE SA, 4.50%, 3/15/25(1)		1,022,000	1,134,865
CaixaBank SA, MTN, VRN, 2.75%, 7/14/28	EUR	1,600,000	1,983,352
CaixaBank SA, MTN, VRN, 2.25%, 4/17/30	EUR	2,700,000	3,375,060
Citigroup, Inc., VRN, 1.46%, 6/9/27		$1,740,000	1,743,145
Citigroup, Inc., VRN, 3.52%, 10/27/28		3,108,000	3,427,592
Commerzbank AG, MTN, VRN, 4.00%, 12/5/30	EUR	2,500,000	3,286,985
Commonwealth Bank of Australia, 2.69%, 3/11/31(1)		$1,300,000	1,321,986
European Financial Stability Facility, MTN, 0.40%, 5/31/26	EUR	11,000,000	13,612,402
European Financial Stability Facility, MTN, 2.35%, 7/29/44	EUR	410,000	698,430
FNB Corp., 2.20%, 2/24/23		$1,160,000	1,179,874
HSBC Holdings plc, VRN, 2.80%, 5/24/32		1,560,000	1,619,682
ING Groep NV, MTN, 2.125%, 1/10/26	EUR	2,600,000	3,387,541
Intesa Sanpaolo SpA, 4.20%, 6/1/32(1)		$5,090,000	5,244,350
Intesa Sanpaolo SpA, MTN, 3.93%, 9/15/26	EUR	2,600,000	3,485,282
Itau Unibanco Holding SA, VRN, 3.875%, 4/15/31(1)		$1,400,000	1,390,823
JPMorgan Chase & Co., VRN, 2.18%, 6/1/28		2,480,000	2,564,004

JPMorgan Chase & Co., VRN, 2.07%, 6/1/29		4,860,000	4,953,782
JPMorgan Chase & Co., VRN, 3.16%, 4/22/42		3,210,000	3,423,360
Kreditanstalt fuer Wiederaufbau, 4.625%, 1/4/23	EUR	4,860,000	6,200,376
Lloyds Banking Group plc, MTN, VRN, 1.75%, 9/7/28	EUR	800,000	983,570
Lloyds Banking Group plc, VRN, 1.875%, 1/15/26	GBP	700,000	997,111
National Australia Bank Ltd., 2.99%, 5/21/31(1)		$3,050,000	3,142,918
Societe Generale SA, VRN, 1.79%, 6/9/27(1)		1,545,000	1,552,218
SVB Financial Group, 2.10%, 5/15/28		2,890,000	2,969,730
Truist Financial Corp., MTN, VRN, 1.89%, 6/7/29		570,000	579,822
UniCredit SpA, MTN, VRN, 2.00%, 9/23/29	EUR	1,700,000	2,038,686
UniCredit SpA, VRN, 1.98%, 6/3/27(1)		$2,700,000	2,708,248
UniCredit SpA, VRN, 3.13%, 6/3/32(1)		2,700,000	2,757,855
Wells Fargo & Co., MTN, VRN, 2.39%, 6/2/28		1,265,000	1,324,909
Wells Fargo & Co., VRN, 3.07%, 4/30/41		1,345,000	1,412,474
			104,419,657
Beverages — 0.1%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.90%, 2/1/46		1,065,000	1,367,922
Anheuser-Busch InBev Worldwide, Inc., 4.75%, 1/23/29		1,100,000	1,324,361
			2,692,283
Biotechnology — 0.4%
AbbVie, Inc., 3.20%, 11/21/29		1,130,000	1,241,834
Gilead Sciences, Inc., 3.65%, 3/1/26		1,935,000	2,146,398
Gilead Sciences, Inc., 1.20%, 10/1/27		1,134,000	1,121,105
HCRX Investments Holdco LP, 4.50%, 8/1/29(1)		4,420,000	4,513,925
			9,023,262
Building Products — 0.1%
Builders FirstSource, Inc., 5.00%, 3/1/30(1)		1,950,000	2,078,251
Lennox International, Inc., 1.70%, 8/1/27		710,000	716,782
			2,795,033
Capital Markets — 2.0%
Ares Finance Co. III LLC, VRN, 4.125%, 6/30/51(1)		3,920,000	3,946,187
Bain Capital Specialty Finance, Inc., 2.95%, 3/10/26		3,350,000	3,458,821
Banco BTG Pactual SA, 2.75%, 1/11/26(1)		575,000	560,257
Blackstone Holdings Finance Co. LLC, 1.625%, 8/5/28(1)(3)		647,000	647,757
Blackstone Secured Lending Fund, 2.75%, 9/16/26		2,365,000	2,425,360
Blackstone Secured Lending Fund, 2.125%, 2/15/27(1)		830,000	820,383
Blue Owl Finance LLC, 3.125%, 6/10/31(1)		1,100,000	1,113,450
CI Financial Corp., 4.10%, 6/15/51		2,165,000	2,291,743
Depository Trust & Clearing Corp. (The), VRN, 3.375%, 6/20/26(1)		1,250,000	1,274,219
Deutsche Bank AG, MTN, 2.625%, 12/16/24	GBP	2,100,000	3,048,818
FS KKR Capital Corp., 4.125%, 2/1/25		$914,000	972,709
FS KKR Capital Corp., 3.40%, 1/15/26		1,177,000	1,230,392
FS KKR Capital Corp., 2.625%, 1/15/27		887,000	885,065
Goldman Sachs Group, Inc. (The), MTN, 4.25%, 1/29/26	GBP	1,400,000	2,207,455
Goldman Sachs Group, Inc. (The), MTN, VRN, 2.38%, 7/21/32		$752,000	766,130
Goldman Sachs Group, Inc. (The), VRN, 1.43%, 3/9/27		3,545,000	3,564,101
Goldman Sachs Group, Inc. (The), VRN, 3.21%, 4/22/42		1,600,000	1,696,838
Goldman Sachs Group, Inc. (The), VRN, 2.91%, 7/21/42		360,000	365,057
Golub Capital BDC, Inc., 2.50%, 8/24/26		1,205,000	1,230,236
Golub Capital BDC, Inc., 2.05%, 2/15/27(3)		1,211,000	1,200,413
LPL Holdings, Inc., 4.625%, 11/15/27(1)		3,865,000	3,998,826
LPL Holdings, Inc., 4.375%, 5/15/31(1)		3,479,000	3,570,411
Macquarie Group Ltd., VRN, 1.63%, 9/23/27(1)		501,000	504,162
Morgan Stanley, VRN, 1.59%, 5/4/27		836,000	848,920
Morgan Stanley, VRN, 3.22%, 4/22/42		592,000	638,277

Owl Rock Capital Corp., 3.40%, 7/15/26		1,760,000	1,851,258
Owl Rock Technology Finance Corp., 4.75%, 12/15/25(1)		1,996,000	2,213,452
Owl Rock Technology Finance Corp., 3.75%, 6/17/26(1)		560,000	596,880
Owl Rock Technology Finance Corp., 2.50%, 1/15/27		1,530,000	1,530,023
Prospect Capital Corp., 3.71%, 1/22/26		1,255,000	1,297,304
			50,754,904
Chemicals — 0.2%
Dow Chemical Co. (The), 3.60%, 11/15/50		1,350,000	1,506,386
Tronox, Inc., 4.625%, 3/15/29(1)		3,350,000	3,412,812
			4,919,198
Commercial Services and Supplies — 0.2%
GFL Environmental, Inc., 4.00%, 8/1/28(1)		2,950,000	2,918,982
Waste Connections, Inc., 2.60%, 2/1/30		1,440,000	1,518,827
Waste Management, Inc., 2.50%, 11/15/50		400,000	386,293
			4,824,102
Communications Equipment — 0.3%
CommScope Technologies LLC, 5.00%, 3/15/27(1)		6,125,000	6,204,931
Construction and Engineering†
Quanta Services, Inc., 2.90%, 10/1/30		287,000	302,022
Construction Materials — 0.3%
Cemex SAB de CV, 5.20%, 9/17/30(1)		2,810,000	3,083,188
Cemex SAB de CV, 3.875%, 7/11/31(1)		3,000,000	3,111,945
Eagle Materials, Inc., 2.50%, 7/1/31		843,000	852,834
			7,047,967
Consumer Finance — 0.5%
Ally Financial, Inc., 5.75%, 11/20/25		3,720,000	4,258,119
Avolon Holdings Funding Ltd., 4.25%, 4/15/26(1)		896,000	980,389
Navient Corp., 4.875%, 3/15/28		5,995,000	6,055,100
OneMain Finance Corp., 3.50%, 1/15/27		1,512,000	1,540,486
			12,834,094
Containers and Packaging — 0.5%
Amcor Flexibles North America, Inc., 2.69%, 5/25/31		900,000	940,790
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc, 4.00%, 9/1/29(1)		3,500,000	3,513,125
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 5.25%, 8/15/27(1)		4,800,000	4,907,460
Berry Global, Inc., 1.57%, 1/15/26(1)		1,460,000	1,471,724
WRKCo, Inc., 3.00%, 9/15/24		648,000	688,414
			11,521,513
Diversified Financial Services — 0.5%
Antares Holdings LP, 2.75%, 1/15/27(1)		713,000	714,401
Block Financial LLC, 2.50%, 7/15/28		1,860,000	1,903,023
Deutsche Bank AG, VRN, 3.04%, 5/28/32		2,200,000	2,278,787
Deutsche Bank AG (New York), VRN, 3.73%, 1/14/32		1,416,000	1,459,518
GE Capital Funding LLC, 4.40%, 5/15/30		1,170,000	1,377,849
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35		1,200,000	1,474,166
Midcap Financial Issuer Trust, 5.625%, 1/15/30(1)		3,390,000	3,332,133
			12,539,877
Diversified Telecommunication Services — 0.9%
AT&T, Inc., 2.55%, 12/1/33(1)		525,000	530,620
AT&T, Inc., 3.55%, 9/15/55(1)		2,059,000	2,131,775
British Telecommunications plc, 3.25%, 11/8/29(1)		1,325,000	1,407,927
Deutsche Telekom AG, MTN, 1.375%, 7/5/34	EUR	1,100,000	1,429,132
Deutsche Telekom International Finance BV, MTN, 1.25%, 10/6/23	GBP	1,700,000	2,398,778
Level 3 Financing, Inc., 4.625%, 9/15/27(1)		$2,621,000	2,726,207
Ooredoo International Finance Ltd., 2.625%, 4/8/31(1)		1,500,000	1,541,295

Orange SA, MTN, 5.25%, 12/5/25	GBP	470,000	776,707
Telecom Italia SpA, 5.30%, 5/30/24(1)		$2,464,000	2,675,055
Telecom Italia SpA, MTN, 5.875%, 5/19/23	GBP	200,000	300,172
Telecom Italia SpA, MTN, 4.00%, 4/11/24	EUR	1,200,000	1,533,641
Verizon Communications, Inc., 4.33%, 9/21/28		$892,000	1,047,556
Verizon Communications, Inc., 1.75%, 1/20/31		2,060,000	2,002,610
Verizon Communications, Inc., 2.65%, 11/20/40		2,649,000	2,597,071
			23,098,546
Electric Utilities — 1.1%
AEP Texas, Inc., 2.10%, 7/1/30		1,750,000	1,745,420
Baltimore Gas and Electric Co., 2.25%, 6/15/31		678,000	698,410
Berkshire Hathaway Energy Co., 3.50%, 2/1/25		797,000	865,087
Commonwealth Edison Co., 3.20%, 11/15/49		640,000	695,737
DTE Electric Co., 2.25%, 3/1/30		820,000	856,044
Duke Energy Carolinas LLC, 2.55%, 4/15/31		462,000	489,181
Duke Energy Corp., 2.55%, 6/15/31		1,250,000	1,294,050
Duke Energy Florida LLC, 1.75%, 6/15/30		1,360,000	1,353,454
Duke Energy Progress LLC, 4.15%, 12/1/44		280,000	346,170
EDP - Energias de Portugal SA, VRN, 1.70%, 7/20/80	EUR	700,000	842,830
Enel Finance International NV, 1.875%, 7/12/28(1)		$912,000	923,580
Exelon Corp., 4.45%, 4/15/46		780,000	972,299
FEL Energy VI Sarl, 5.75%, 12/1/40(1)		3,222,559	3,423,244
Florida Power & Light Co., 4.125%, 2/1/42		680,000	850,778
Indiana Michigan Power Co., 3.25%, 5/1/51		429,000	467,185
MidAmerican Energy Co., 4.40%, 10/15/44		365,000	462,668
Naturgy Finance BV, 4.125%(7)	EUR	700,000	870,656
NextEra Energy Capital Holdings, Inc., 3.55%, 5/1/27		$800,000	896,941
NextEra Energy Operating Partners LP, 4.50%, 9/15/27(1)		664,000	717,721
Northern States Power Co., 3.20%, 4/1/52		650,000	725,282
NRG Energy, Inc., 2.00%, 12/2/25(1)		2,130,000	2,193,400
Pacific Gas and Electric Co., 4.20%, 6/1/41		465,000	455,800
PacifiCorp, 3.30%, 3/15/51		870,000	952,123
PacifiCorp, 2.90%, 6/15/52		440,000	449,912
Southern Co. Gas Capital Corp., 1.75%, 1/15/31		760,000	741,428
Southern Co. Gas Capital Corp., 3.95%, 10/1/46		695,000	798,119
Star Energy Geothermal Darajat II / Star Energy Geothermal Salak, 4.85%, 10/14/38(1)		1,160,000	1,274,411
Virginia Electric and Power Co., 2.45%, 12/15/50		613,000	580,140
Vistra Operations Co. LLC, 4.375%, 5/1/29(1)		266,000	273,272
Xcel Energy, Inc., 3.40%, 6/1/30		810,000	903,519
			28,118,861
Energy Equipment and Services†
Halliburton Co., 2.92%, 3/1/30		1,000,000	1,051,314
Entertainment†
Netflix, Inc., 4.875%, 4/15/28		1,000,000	1,169,920
Equity Real Estate Investment Trusts (REITs) — 2.0%
Agree LP, 2.00%, 6/15/28		3,000,000	3,025,925
Crown Castle International Corp., 3.80%, 2/15/28		1,587,000	1,785,835
EPR Properties, 4.75%, 12/15/26		1,618,000	1,747,607
EPR Properties, 4.95%, 4/15/28		4,524,000	4,898,883
Host Hotels & Resorts LP, 4.00%, 6/15/25		1,180,000	1,287,693
Hudson Pacific Properties LP, 3.25%, 1/15/30		1,191,000	1,291,725
IIP Operating Partnership LP, 5.50%, 5/25/26(1)		2,880,000	3,013,768
Iron Mountain, Inc., 4.875%, 9/15/29(1)		4,545,000	4,767,569
Lexington Realty Trust, 2.70%, 9/15/30		1,855,000	1,929,837
MPT Operating Partnership LP / MPT Finance Corp., 5.00%, 10/15/27		5,365,000	5,686,122

National Health Investors, Inc., 3.00%, 2/1/31		2,275,000	2,274,811
Omega Healthcare Investors, Inc., 3.375%, 2/1/31		1,810,000	1,885,923
RHP Hotel Properties LP / RHP Finance Corp., 4.50%, 2/15/29(1)		3,565,000	3,605,177
Spirit Realty LP, 3.20%, 1/15/27		454,000	489,029
Spirit Realty LP, 4.00%, 7/15/29		2,123,000	2,395,274
STORE Capital Corp., 4.50%, 3/15/28		1,725,000	1,983,697
STORE Capital Corp., 4.625%, 3/15/29		509,000	591,269
Vornado Realty LP, 3.40%, 6/1/31		1,736,000	1,835,187
Welltower, Inc., 2.80%, 6/1/31		1,960,000	2,073,824
XHR LP, 4.875%, 6/1/29(1)		2,455,000	2,516,031
			49,085,186
Food and Staples Retailing — 0.7%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 4.875%, 2/15/30(1)		3,302,000	3,579,450
CK Hutchison International 20 Ltd., 2.50%, 5/8/30(1)		1,500,000	1,552,415
Kroger Co. (The), 3.875%, 10/15/46		530,000	597,564
Sysco Corp., 5.95%, 4/1/30		1,505,000	1,953,865
United Natural Foods, Inc., 6.75%, 10/15/28(1)		2,020,000	2,179,095
Walmart, Inc., 0.18%, 7/15/22	JPY	750,000,000	6,831,176
Wm Morrison Supermarkets plc, MTN, 3.50%, 7/27/26	GBP	1,300,000	1,848,792
			18,542,357
Food Products — 0.3%
MARB BondCo plc, 3.95%, 1/29/31(1)		$4,400,000	4,282,300
US Foods, Inc., 4.75%, 2/15/29(1)		3,130,000	3,196,513
			7,478,813
Gas Utilities — 0.1%
Infraestructura Energetica Nova SAB de CV, 4.75%, 1/15/51(1)		2,100,000	2,169,804
Health Care Equipment and Supplies†
Zimmer Biomet Holdings, Inc., 3.55%, 3/20/30		625,000	697,293
Health Care Providers and Services — 0.9%
Catalent Pharma Solutions, Inc., 5.00%, 7/15/27(1)		1,615,000	1,695,362
Centene Corp., 4.625%, 12/15/29		920,000	1,009,424
Centene Corp., 3.375%, 2/15/30		2,241,000	2,341,318
CVS Health Corp., 4.30%, 3/25/28		649,000	752,065
CVS Health Corp., 1.75%, 8/21/30		1,580,000	1,549,673
CVS Health Corp., 4.78%, 3/25/38		320,000	402,327
DaVita, Inc., 4.625%, 6/1/30(1)		1,930,000	1,997,550
HCA, Inc., 2.375%, 7/15/31		2,050,000	2,074,822
HCA, Inc., 3.50%, 7/15/51		950,000	982,971
Humana, Inc., 2.15%, 2/3/32(3)		872,000	877,032
Kaiser Foundation Hospitals, 3.00%, 6/1/51		470,000	498,939
Tenet Healthcare Corp., 6.75%, 6/15/23		1,630,000	1,770,588
Tenet Healthcare Corp., 6.125%, 10/1/28(1)		3,940,000	4,201,202
Universal Health Services, Inc., 2.65%, 10/15/30(1)		1,425,000	1,452,139
			21,605,412
Hotels, Restaurants and Leisure — 0.6%
1011778 BC ULC / New Red Finance, Inc., 4.375%, 1/15/28(1)		1,850,000	1,880,155
Carnival Corp., 5.75%, 3/1/27(1)		1,950,000	1,984,125
International Game Technology plc, 5.25%, 1/15/29(1)		1,810,000	1,934,492
Marriott International, Inc., 3.50%, 10/15/32		2,842,000	3,071,690
Penn National Gaming, Inc., 4.125%, 7/1/29(1)		1,788,000	1,765,132
Scientific Games International, Inc., 7.25%, 11/15/29(1)		2,400,000	2,697,312
Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/29(1)		1,839,000	1,846,043
			15,178,949

Household Durables — 0.3%
D.R. Horton, Inc., 2.50%, 10/15/24		800,000	839,228
KB Home, 4.80%, 11/15/29		4,103,000	4,482,527
KB Home, 4.00%, 6/15/31		1,045,000	1,088,117
Mattamy Group Corp., 4.625%, 3/1/30(1)		1,590,000	1,653,051
			8,062,923
Industrial Conglomerates — 0.2%
General Electric Co., 4.35%, 5/1/50		1,010,000	1,246,888
Siemens Financieringsmaatschappij NV, MTN, 1.00%, 2/20/25	GBP	1,800,000	2,529,869
			3,776,757
Insurance — 1.1%
American International Group, Inc., 6.25%, 5/1/36		$960,000	1,362,142
American International Group, Inc., 4.50%, 7/16/44		1,100,000	1,378,711
Athene Global Funding, 2.67%, 6/7/31(1)		2,200,000	2,281,475
Athene Holding Ltd., 3.95%, 5/25/51		1,400,000	1,602,465
Brighthouse Financial Global Funding, 2.00%, 6/28/28(1)		1,915,000	1,940,288
Credit Agricole Assurances SA, VRN, 2.625%, 1/29/48	EUR	1,300,000	1,661,639
Equitable Financial Life Global Funding, 1.80%, 3/8/28(1)		$1,740,000	1,758,018
Global Atlantic Fin Co., 3.125%, 6/15/31(1)		698,000	713,554
Global Atlantic Fin Co., VRN, 4.70%, 10/15/51(1)		3,740,000	3,810,457
Nippon Life Insurance Co., VRN, 2.75%, 1/21/51(1)		1,760,000	1,744,600
Sammons Financial Group, Inc., 3.35%, 4/16/31(1)		3,360,000	3,525,992
SBL Holdings, Inc., 5.00%, 2/18/31(1)		960,000	1,035,640
SBL Holdings, Inc., VRN, 6.50%, 11/13/26(1)		4,035,000	4,014,825
Security Benefit Global Funding, 1.25%, 5/17/24(1)		1,560,000	1,565,926
			28,395,732
Internet and Direct Marketing Retail — 0.3%
Amazon.com, Inc., 2.875%, 5/12/41		3,275,000	3,453,466
QVC, Inc., 4.375%, 9/1/28		2,850,000	2,930,256
			6,383,722
IT Services — 0.2%
International Business Machines Corp., 2.85%, 5/15/40		1,336,000	1,385,510
MoneyGram International, Inc., 5.375%, 8/1/26(1)		4,120,000	4,279,650
			5,665,160
Machinery — 0.2%
Cummins, Inc., 2.60%, 9/1/50		1,120,000	1,106,684
Westinghouse Air Brake Technologies Corp., 4.95%, 9/15/28		2,364,000	2,775,643
			3,882,327
Media — 2.5%
AMC Networks, Inc., 4.25%, 2/15/29		6,325,000	6,333,128
CCO Holdings LLC / CCO Holdings Capital Corp., 5.00%, 2/1/28(1)		3,630,000	3,810,592
CCO Holdings LLC / CCO Holdings Capital Corp., 4.25%, 2/1/31(1)		5,000,000	5,165,100
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.91%, 7/23/25		1,085,000	1,232,173
Charter Communications Operating LLC / Charter Communications Operating Capital, 3.50%, 6/1/41		910,000	930,414
Charter Communications Operating LLC / Charter Communications Operating Capital, 5.125%, 7/1/49		1,820,000	2,213,573
Comcast Corp., 3.40%, 4/1/30		2,072,000	2,315,384
Comcast Corp., 3.75%, 4/1/40		295,000	342,793
Cox Communications, Inc., 2.60%, 6/15/31(1)		1,587,000	1,637,846
CSC Holdings LLC, 5.75%, 1/15/30(1)		3,005,000	3,136,003
CSC Holdings LLC, 4.50%, 11/15/31(1)		1,400,000	1,412,250
CSC Holdings LLC, 5.00%, 11/15/31(1)		1,400,000	1,413,433
Lamar Media Corp., 3.75%, 2/15/28		3,950,000	4,022,285
Omnicom Group, Inc., 2.60%, 8/1/31		1,680,000	1,740,273
Sinclair Television Group, Inc., 4.125%, 12/1/30(1)		3,750,000	3,643,744
Sirius XM Radio, Inc., 5.00%, 8/1/27(1)		2,177,000	2,277,784

Sirius XM Radio, Inc., 5.50%, 7/1/29(1)		2,889,000	3,167,977
TEGNA, Inc., 4.625%, 3/15/28		5,338,000	5,506,868
Time Warner Cable LLC, 4.50%, 9/15/42		1,735,000	1,976,476
ViacomCBS, Inc., 4.375%, 3/15/43		505,000	598,508
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 7/15/28(1)		6,025,000	6,147,338
VTR Finance NV, 6.375%, 7/15/28(1)		3,070,000	3,254,246
			62,278,188
Metals and Mining — 0.7%
Alcoa Nederland Holding BV, 4.125%, 3/31/29(1)		1,590,000	1,676,703
Cleveland-Cliffs, Inc., 4.625%, 3/1/29(1)		3,862,000	4,103,780
Freeport-McMoRan, Inc., 4.625%, 8/1/30		2,301,000	2,531,353
Minera Mexico SA de CV, 4.50%, 1/26/50(1)		2,200,000	2,472,954
Novelis Corp., 4.75%, 1/30/30(1)		1,283,000	1,367,877
Novelis Corp., 3.875%, 8/15/31(1)(3)		1,315,000	1,331,490
Steel Dynamics, Inc., 3.45%, 4/15/30		405,000	448,260
Steel Dynamics, Inc., 3.25%, 1/15/31		1,890,000	2,066,706
Teck Resources Ltd., 6.25%, 7/15/41		1,200,000	1,620,155
			17,619,278
Mortgage Real Estate Investment Trusts (REITs) — 0.4%
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.75%, 6/15/29(1)		5,140,000	5,127,150
Starwood Property Trust, Inc., 3.625%, 7/15/26(1)		4,240,000	4,314,433
			9,441,583
Multi-Utilities — 0.3%
Abu Dhabi National Energy Co. PJSC, 2.00%, 4/29/28(1)		1,645,000	1,664,863
Ameren Corp., 3.50%, 1/15/31		1,243,000	1,391,065
CenterPoint Energy, Inc., 4.25%, 11/1/28		1,020,000	1,184,596
Dominion Energy, Inc., 4.90%, 8/1/41		750,000	983,713
NiSource, Inc., 5.65%, 2/1/45		967,000	1,360,930
Sempra Energy, 3.25%, 6/15/27		770,000	839,335
WEC Energy Group, Inc., 1.375%, 10/15/27		1,240,000	1,233,275
			8,657,777
Multiline Retail — 0.1%
Marks & Spencer plc, 4.50%, 7/10/27	GBP	1,400,000	2,086,221
Oil, Gas and Consumable Fuels — 2.1%
Aker BP ASA, 3.75%, 1/15/30(1)		$2,580,000	2,807,450
Aker BP ASA, 4.00%, 1/15/31(1)		650,000	723,861
BP Capital Markets America, Inc., 3.06%, 6/17/41		750,000	774,366
Chevron Corp., 2.00%, 5/11/27		550,000	574,888
Diamondback Energy, Inc., 3.50%, 12/1/29		680,000	738,278
Energean Israel Finance Ltd., 4.50%, 3/30/24(1)		3,250,000	3,307,219
Energy Transfer LP, 3.60%, 2/1/23		949,000	983,050
Energy Transfer LP, 3.75%, 5/15/30		500,000	545,960
Energy Transfer LP, 4.90%, 3/15/35		450,000	525,574
Enterprise Products Operating LLC, 4.85%, 3/15/44		1,365,000	1,712,952
EQM Midstream Partners LP, 4.50%, 1/15/29(1)		1,525,000	1,548,432
Equinor ASA, 3.25%, 11/18/49		320,000	347,029
Exxon Mobil Corp., 1.57%, 4/15/23		900,000	919,520
Flex Intermediate Holdco LLC, 3.36%, 6/30/31(1)		1,210,000	1,246,466
Galaxy Pipeline Assets Bidco Ltd., 2.94%, 9/30/40(1)		4,500,000	4,541,927
Gazprom PJSC via Gaz Finance plc, 3.25%, 2/25/30(1)		3,500,000	3,487,202
Geopark Ltd., 6.50%, 9/21/24		809,000	835,503
Geopark Ltd., 5.50%, 1/17/27(1)		2,250,000	2,271,926
Hilcorp Energy I LP / Hilcorp Finance Co., 5.75%, 2/1/29(1)		1,083,000	1,106,398
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39		690,000	983,128

Lundin Energy Finance BV, 3.10%, 7/15/31(1)		650,000	665,443
Medco Bell Pte Ltd., 6.375%, 1/30/27(1)		3,500,000	3,519,880
Petroleos Mexicanos, 6.875%, 10/16/25(1)		640,000	705,562
Petroleos Mexicanos, 5.95%, 1/28/31		6,000,000	5,905,500
Petroleos Mexicanos, 6.625%, 6/15/35		1,290,000	1,248,585
Plains All American Pipeline LP / PAA Finance Corp., 3.80%, 9/15/30		760,000	825,560
SA Global Sukuk Ltd., 2.69%, 6/17/31(1)		5,250,000	5,391,251
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25		2,185,000	2,503,926
Suncor Energy, Inc., 3.75%, 3/4/51		410,000	455,739
Transcontinental Gas Pipe Line Co. LLC, 3.25%, 5/15/30		580,000	633,390
Williams Cos., Inc. (The), 4.55%, 6/24/24		1,040,000	1,144,261
			52,980,226
Paper and Forest Products†
Georgia-Pacific LLC, 2.10%, 4/30/27(1)		920,000	961,192
Pharmaceuticals — 0.4%
AdaptHealth LLC, 4.625%, 8/1/29(1)		1,525,000	1,521,165
Astrazeneca Finance LLC, 1.75%, 5/28/28		736,000	749,565
Bausch Health Cos., Inc., 4.875%, 6/1/28(1)		1,575,000	1,627,117
Bayer AG, VRN, 2.375%, 11/12/79	EUR	1,800,000	2,164,609
Bristol-Myers Squibb Co., 2.55%, 11/13/50		$1,678,000	1,638,697
Jazz Securities DAC, 4.375%, 1/15/29(1)		1,217,000	1,270,110
Viatris, Inc., 2.70%, 6/22/30(1)		991,000	1,018,722
Viatris, Inc., 4.00%, 6/22/50(1)		1,007,000	1,093,308
			11,083,293
Real Estate Management and Development — 0.2%
Essential Properties LP, 2.95%, 7/15/31		1,330,000	1,349,265
Howard Hughes Corp. (The), 4.375%, 2/1/31(1)		3,293,000	3,288,752
			4,638,017
Road and Rail — 0.4%
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45		757,000	935,518
Burlington Northern Santa Fe LLC, 3.30%, 9/15/51		550,000	612,918
CSX Corp., 3.25%, 6/1/27		475,000	523,175
DAE Funding LLC, 1.55%, 8/1/24(1)		659,000	659,834
DAE Funding LLC, 3.375%, 3/20/28(1)		1,145,000	1,181,978
Norfolk Southern Corp., 2.30%, 5/15/31		440,000	454,698
Triton Container International Ltd., 3.15%, 6/15/31(1)		1,360,000	1,391,149
Union Pacific Corp., 2.40%, 2/5/30		910,000	953,682
Union Pacific Corp., MTN, 3.55%, 8/15/39		1,400,000	1,598,646
XPO Logistics, Inc., 6.25%, 5/1/25(1)		2,399,000	2,548,937
			10,860,535
Semiconductors and Semiconductor Equipment — 0.2%
Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.875%, 1/15/27		1,165,000	1,292,690
Microchip Technology, Inc., 4.25%, 9/1/25		4,585,000	4,830,794
			6,123,484
Software — 0.2%
Oracle Corp., 3.60%, 4/1/40		1,600,000	1,715,965
salesforce.com, Inc., 1.50%, 7/15/28		1,270,000	1,287,940
salesforce.com, Inc., 2.70%, 7/15/41		930,000	952,346
			3,956,251
Specialty Retail — 0.5%
AutoNation, Inc., 1.95%, 8/1/28		900,000	903,391
Home Depot, Inc. (The), 3.90%, 6/15/47		630,000	765,160
Home Depot, Inc. (The), 2.375%, 3/15/51		540,000	512,508
LBM Acquisition LLC, 6.25%, 1/15/29(1)		1,905,000	1,911,153

Lowe's Cos., Inc., 1.30%, 4/15/28		1,007,000	994,622
Lowe's Cos., Inc., 2.625%, 4/1/31		1,130,000	1,189,670
Michaels Cos., Inc., 5.25%, 5/1/28(1)		2,015,000	2,088,114
Michaels Cos., Inc., 7.875%, 5/1/29(1)		1,610,000	1,672,822
Victoria's Secret & Co., 4.625%, 7/15/29(1)		1,620,000	1,624,269
			11,661,709
Technology Hardware, Storage and Peripherals — 0.9%
Apple, Inc., 2.65%, 2/8/51		2,585,000	2,581,738
Dell International LLC / EMC Corp., 4.90%, 10/1/26		2,450,000	2,859,697
EMC Corp., 3.375%, 6/1/23		4,655,000	4,821,090
HP, Inc., 2.65%, 6/17/31(1)		1,650,000	1,670,515
NCR Corp., 5.125%, 4/15/29(1)		2,700,000	2,814,129
Seagate HDD Cayman, 4.875%, 3/1/24		537,000	583,926
Seagate HDD Cayman, 4.875%, 6/1/27		2,440,000	2,726,700
Western Digital Corp., 4.75%, 2/15/26		4,359,000	4,843,939
			22,901,734
Thrifts and Mortgage Finance — 0.6%
Freedom Mortgage Corp., 6.625%, 1/15/27(1)		3,640,000	3,539,500
Nationwide Building Society, MTN, VRN, 2.00%, 7/25/29	EUR	2,400,000	2,999,063
Nationwide Building Society, VRN, 4.125%, 10/18/32(1)		$1,845,000	2,032,392
PennyMac Financial Services, Inc., 5.375%, 10/15/25(1)		2,925,000	3,078,138
United Wholesale Mortgage LLC, 5.50%, 4/15/29(1)		2,990,000	2,971,910
			14,621,003
Trading Companies and Distributors — 0.1%
Aircastle Ltd., 5.25%, 8/11/25(1)		989,000	1,115,357
BOC Aviation Ltd., MTN, 1.75%, 1/21/26		2,000,000	1,985,168
			3,100,525
Transportation Infrastructure — 0.1%
Rumo Luxembourg Sarl, 5.25%, 1/10/28(1)		1,200,000	1,283,760
Water Utilities — 0.1%
Essential Utilities, Inc., 2.70%, 4/15/30		1,410,000	1,494,612
Wireless Telecommunication Services — 0.7%
Sprint Corp., 7.625%, 2/15/25		3,310,000	3,906,148
T-Mobile USA, Inc., 4.75%, 2/1/28		2,350,000	2,501,105
T-Mobile USA, Inc., 3.50%, 4/15/31		3,553,000	3,731,439
T-Mobile USA, Inc., 3.50%, 4/15/31(1)		745,000	782,415
Vodafone Group plc, VRN, 4.20%, 10/3/78	EUR	3,000,000	4,042,468
Vodafone Group plc, VRN, 2.625%, 8/27/80	EUR	1,000,000	1,236,665
			16,200,240
TOTAL CORPORATE BONDS (Cost $741,594,146)			762,873,102
COLLATERALIZED LOAN OBLIGATIONS — 7.3%
Aimco CLO Ltd., Series 2019-10A, Class CR, VRN, 2.01%, (3-month LIBOR plus 1.90%), 7/22/32(1)(3)		$6,000,000	6,000,000
Aimco CLO Ltd., Series 2019-10A, Class DR, VRN, 3.01%, (3-month LIBOR plus 2.90%), 7/22/32(1)(3)		2,200,000	2,200,000
AMMC CLO XIII Ltd., Series 2013-13A, Class A3R2, VRN, 2.375%, (3-month LIBOR plus 2.25%), 7/24/29(1)		4,500,000	4,490,820
Anchorage Credit Opportunities CLO Ltd., Series 2019-1A, Class B1, VRN, 3.03%, (3-month LIBOR plus 2.90%), 1/20/32(1)		8,850,000	8,935,455
ARES LII CLO Ltd., Series 2019-52A, Class CR, VRN, 2.23%, (3-month LIBOR plus 2.10%), 4/22/31(1)		2,400,000	2,392,607
ARES LII CLO Ltd., Series 2019-52A, Class DR, VRN, 3.43%, (3-month LIBOR plus 3.30%), 4/22/31(1)		5,200,000	5,200,246
Ares LVI CLO Ltd., Series 2020-56A, Class C, VRN, 2.53%, (3-month LIBOR plus 2.40%), 10/25/31(1)		4,625,000	4,639,973
Ares XXXIV CLO Ltd., Series 2015-2A, Class BR2, VRN, 1.73%, (3-month LIBOR plus 1.60%), 4/17/33(1)		5,650,000	5,642,753
Bean Creek CLO Ltd., Series 2015-1A, Class BR, VRN, 1.58%, (3-month LIBOR plus 1.45%), 4/20/31(1)		4,700,000	4,687,728
CBAM Ltd., Series 2018-5A, Class B1, VRN, 1.53%, (3-month LIBOR plus 1.40%), 4/17/31(1)		4,684,800	4,656,270
Dryden CLO Ltd., Series 2019-72A, Class CR, VRN, 2.01%, (3-month LIBOR plus 1.85%), 5/15/32(1)		3,050,000	3,049,943

Dryden Senior Loan Fund, Series 2017-50A, Class A1R, VRN, 1.13%, (3-month LIBOR plus 1.00%), 7/15/30(1)	3,800,000	3,805,000
Dryden Senior Loan Fund, Series 2021-87A, Class D, VRN, 3.07%, (3-month LIBOR plus 2.95%), 5/20/34(1)	6,400,000	6,432,170
Elmwood CLO IV Ltd., Series 2020-1A, Class C, VRN, 2.18%, (3-month LIBOR plus 2.05%), 4/15/33(1)	3,250,000	3,263,080
Elmwood CLO IV Ltd., Series 2020-1A, Class D, VRN, 3.28%, (3-month LIBOR plus 3.15%), 4/15/33(1)	3,700,000	3,723,232
Elmwood CLO V Ltd., Series 2020-2A, Class C, VRN, 2.875%, (3-month LIBOR plus 2.75%), 7/24/31(1)	5,400,000	5,419,641
Elmwood CLO V Ltd., Series 2020-2A, Class CR, VRN, 2.12%, (3-month LIBOR plus 2.00%), 10/20/34(1)(3)	5,375,000	5,375,065
Elmwood CLO VII Ltd., Series 2020-4A, Class C, VRN, 2.38%, (3-month LIBOR plus 2.25%), 1/17/34(1)	3,275,000	3,301,356
Elmwood CLO VIII Ltd., Series 2021-1A, Class D, VRN, 3.13%, (3-month LIBOR plus 3.00%), 1/20/34(1)	6,000,000	6,038,104
Elmwood CLO X Ltd., Series 2021-3A, Class C, VRN, 2.07%, (3-month LIBOR plus 1.95%), 10/20/34(1)(3)	3,000,000	3,000,000
Elmwood CLO X Ltd., Series 2021-3A, Class D, VRN, 3.02%, (3-month LIBOR plus 2.90%), 10/20/34(1)(3)	7,500,000	7,500,000
Flatiron CLO Ltd., Series 2020-1A, Class C, VRN, 2.61%, (3-month LIBOR plus 2.45%), 11/20/33(1)	3,950,000	4,003,019
Goldentree Loan Opportunities X Ltd., Series 2015-10A, Class AR, VRN, 1.25%, (3-month LIBOR plus 1.12%), 7/20/31(1)	3,025,000	3,029,941
Kayne CLO Ltd., Series 2020-9A, Class C, VRN, 2.73%, (3-month LIBOR plus 2.60%), 1/15/34(1)	3,750,000	3,813,622
KKR CLO Ltd., Series 2022A, Class B, VRN, 1.73%, (3-month LIBOR plus 1.60%), 7/20/31(1)	4,000,000	4,000,098
Logan CLO I Ltd., Series 2021-1A, Class C, VRN, 2.05%, (3-month LIBOR plus 1.90%), 7/20/34(1)	5,000,000	4,992,110
Magnetite VIII Ltd., Series 2014-8A, Class BR2, VRN, 1.63%, (3-month LIBOR plus 1.50%), 4/15/31(1)	3,750,000	3,738,512
Magnetite XIV-R Ltd., Series 2015-14RA, Class B, VRN, 1.73%, (3-month LIBOR plus 1.60%), 10/18/31(1)	3,850,000	3,845,911
Magnetite XXV Ltd., Series 2020-25A, Class C, VRN, 2.23%, (3-month LIBOR plus 2.10%), 1/25/32(1)	5,200,000	5,220,379
Neuberger Berman Loan Advisers CLO Ltd., Series 2018-30A, Class DR, VRN, 2.98%, (3-month LIBOR plus 2.85%), 1/20/31(1)	3,500,000	3,512,278
Neuberger Berman Loan Advisers CLO Ltd., Series 2019-34A, Class C1, VRN, 2.73%, (3-month LIBOR plus 2.60%), 1/20/33(1)	4,485,000	4,515,346
Octagon Investment Partners XV Ltd., Series 2013-1A, Class CRR, VRN, 2.13%, (3-month LIBOR plus 2.00%), 7/19/30(1)	4,500,000	4,500,000
Octagon Ltd., Series 2021-1A, Class D, VRN, 3.18%, (3-month LIBOR plus 3.05%), 7/15/34(1)	5,050,000	5,089,055
OHA Credit Funding Ltd., Series 2020-7A, Class B, VRN, 1.83%, (3-month LIBOR plus 1.70%), 10/19/32(1)	3,750,000	3,756,897
OHA Credit Funding Ltd., Series 2021-9A, Class C, VRN, 2.08%, (3-month LIBOR plus 1.90%), 7/19/35(1)	4,000,000	3,977,929
OHA Credit Funding Ltd., Series 2021-9A, Class D, VRN, 3.13%, (3-month LIBOR plus 2.95%), 7/19/35(1)	3,650,000	3,672,074
OHA Credit Partners VII Ltd., Series 2012-7A, Class D1R3, VRN, 3.06%, (3-month LIBOR plus 2.90%), 2/20/34(1)	5,000,000	5,022,928
Point Au Roche Park CLO Ltd., Series 2021-1A, Class D, VRN, 2.98%, (3-month LIBOR plus 2.80%), 7/20/34(1)	4,350,000	4,372,437
Reese Park CLO Ltd., Series 2020-1A, Class C1, VRN, 2.58%, (3-month LIBOR plus 2.45%), 10/15/32(1)	3,650,000	3,662,895
Rockford Tower CLO Ltd., Series 2020-1A, Class C, VRN, 2.48%, (3-month LIBOR plus 2.35%), 1/20/32(1)	4,000,000	4,017,930
Symphony CLO XXII Ltd., Series 2020-22A, Class B, VRN, 1.83%, (3-month LIBOR plus 1.70%), 4/18/33(1)	4,750,000	4,770,254
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $182,218,309)		183,267,058
COLLATERALIZED MORTGAGE OBLIGATIONS — 5.3%
Private Sponsor Collateralized Mortgage Obligations — 3.9%
Angel Oak Mortgage Trust, Series 2019-6, Class M1, VRN, 3.39%, 11/25/59(1)	5,500,000	5,526,086
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, VRN, 2.37%, (1-year H15T1Y plus 2.25%), 2/25/36	284,750	289,209
Bellemeade Re Ltd., Series 2019-1A, Class B1, VRN, 4.09%, (1-month LIBOR plus 4.00%), 3/25/29(1)	3,700,000	3,758,513
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 2.01%, 8/25/34	707,163	724,206
COLT Mortgage Loan Trust, Series 2020-1, Class M1 SEQ, VRN, 3.33%, 2/25/50(1)	4,851,000	4,885,774
COLT Mortgage Loan Trust, Series 2020-2, Class B1 SEQ, VRN, 5.25%, 3/25/65(1)	3,850,000	3,923,746
Deephaven Residential Mortgage Trust, Series 2020-2, Class B1, VRN, 5.89%, 5/25/65(1)	4,482,000	4,717,864
Ellington Financial Mortgage Trust, Series 2020-1, Class B1, VRN, 5.27%, 5/25/65(1)	3,900,000	4,084,315
GCAT Trust, Series 2019-NQM2, Class M1, VRN, 3.31%, 9/25/59(1)	6,000,000	6,131,596
Homeward Opportunities Fund I Trust, Series 2019-2, Class M1, VRN, 3.29%, 9/25/59(1)	8,000,000	8,083,720
Homeward Opportunities Fund I Trust, Series 2019-3, Class M1, VRN, 3.52%, 11/25/59(1)	3,135,000	3,268,730
Imperial Fund Mortgage Trust, Series 2021-NQM1, Class M1, VRN, 2.38%, 6/25/56(1)	5,000,000	4,996,452
JP Morgan Mortgage Trust, Series 2006-S1, Class 1A2 SEQ, 6.50%, 4/25/36	232,637	239,741
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 2.79%, 11/21/34	415,250	419,705
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 2A, VRN, 2.19%, 11/25/35	25,969	25,951
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 2.82%, 2/25/35	374,655	378,401

Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A2, VRN, 2.82%, 2/25/35	192,643	195,122
New Residential Mortgage Loan Trust, Series 2015-2A, Class B5, VRN, 5.48%, 8/25/55(1)	4,879,783	5,159,327
New Residential Mortgage Loan Trust, Series 2019-NQM4, Class B1, VRN, 3.74%, 9/25/59(1)	4,554,000	4,586,914
Oaktown Re IV Ltd., Series 2020-1A, Class M2, VRN, 7.09%, (1-month LIBOR plus 7.00%), 7/25/30(1)	5,550,000	5,699,569
Radnor Re Ltd., Series 2018-1, Class M2, VRN, 2.79%, (1-month LIBOR plus 2.70%), 3/25/28(1)	12,500,000	12,631,122
Radnor RE Ltd., Series 2021-1, Class M1B, VRN, 1.75%, (SOFR plus 1.70%), 12/27/33(1)	6,500,000	6,513,679
Starwood Mortgage Residential Trust, Series 2020-2 Class B2E, VRN, 3.00%, 4/25/60(1)	5,000,000	4,969,789
Starwood Mortgage Residential Trust, Series 2020-3, Class M1 SEQ, VRN, 3.54%, 4/25/65(1)	3,529,000	3,622,198
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 2.45%, 7/25/34	574,387	590,160
Verus Securitization Trust, Series 2021-2, Class A3, VRN, 1.55%, 2/25/66(1)	3,125,857	3,125,326
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR5, Class 2A1, VRN, 2.63%, 4/25/36	12	12
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	334	341
		98,547,568
U.S. Government Agency Collateralized Mortgage Obligations — 1.4%
FHLMC, Series 2014-HQ3, Class M3, VRN, 4.84%, (1-month LIBOR plus 4.75%), 10/25/24	612,807	615,343
FHLMC, Series 2015-HQ2, Class M3, VRN, 3.34%, (1-month LIBOR plus 3.25%), 5/25/25	1,077,482	1,094,155
FHLMC, Series 2016-DNA3, Class M3, VRN, 5.09%, (1-month LIBOR plus 5.00%), 12/25/28	4,015,738	4,186,895
FHLMC, Series 2016-HQA3, Class M2, VRN, 1.44%, (1-month LIBOR plus 1.35%), 3/25/29	75,648	75,626
FHLMC, Series 2018-DNA3, Class M2, VRN, 2.19%, (1-month LIBOR plus 2.10%), 9/25/48(1)	5,500,000	5,586,923
FHLMC, Series 2020-HQA4, Class M2, VRN, 3.24%, (1-month LIBOR plus 3.15%), 9/25/50(1)	1,703,163	1,716,435
FHLMC, Series 5123, Class HI, IO, 5.00%, 1/25/42	729,650	128,821
FNMA, Series 2013-C01, Class M2, VRN, 5.34%, (1-month LIBOR plus 5.25%), 10/25/23	3,603,028	3,766,958
FNMA, Series 2014-C02, Class 2M2, VRN, 2.69%, (1-month LIBOR plus 2.60%), 5/25/24	2,366,144	2,390,966
FNMA, Series 2015-C04, Class 1M2, VRN, 5.79%, (1-month LIBOR plus 5.70%), 4/25/28	1,741,467	1,845,066
FNMA, Series 2016-C03, Class 2M2, VRN, 5.99%, (1-month LIBOR plus 5.90%), 10/25/28	856,792	904,618
FNMA, Series 2016-C06, Class 1M2, VRN, 4.34%, (1-month LIBOR plus 4.25%), 4/25/29	4,032,600	4,195,542
FNMA, Series 2017-C03, Class 1M2, VRN, 3.09%, (1-month LIBOR plus 3.00%), 10/25/29	4,886,769	5,024,684
FNMA, Series 2018-C04, Class 2M2, VRN, 2.64%, (1-month LIBOR plus 2.55%), 12/25/30	3,963,741	4,018,053
		35,550,085
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $133,443,918)		134,097,653
ASSET-BACKED SECURITIES — 4.0%
Blackbird Capital Aircraft, Series 2021-1A, Class A SEQ, 2.44%, 7/15/46(1)	4,900,000	4,969,056
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A SEQ, 2.94%, 5/25/29(1)	840,843	862,199
BRE Grand Islander Timeshare Issuer LLC, Series 2019-A, Class A SEQ, 3.28%, 9/26/33(1)	1,141,590	1,200,722
Diamond Resorts Owner Trust, Series 2021-1A, Class B, 2.05%, 11/21/33(1)	4,475,064	4,539,256
FirstKey Homes Trust, Series 2020-SFR1, Class C, 1.94%, 9/17/25(1)	4,057,000	4,096,946
FirstKey Homes Trust, Series 2020-SFR2, Class E, 2.67%, 10/19/37(1)	13,400,000	13,730,904
FirstKey Homes Trust, Series 2021-SFR1, Class F1, 3.24%, 8/17/38(1)	5,800,000	5,877,446
Goodgreen Trust, Series 2018-1A, Class A, VRN, 3.93%, 10/15/53(1)	2,037,635	2,177,259
Goodgreen Trust, Series 2021-1A, Class A SEQ, 2.66%, 10/15/56(1)	3,080,939	3,140,772
Hardee's Funding LLC, Series 2021-1A, Class A2 SEQ, 2.87%, 6/20/51(1)	3,800,000	3,873,143
Hilton Grand Vacations Trust, Series 2017-AA, Class A SEQ, 2.66%, 12/26/28(1)	2,915,549	2,986,537
InStar Leasing III LLC, Series 2021-1A, Class A SEQ, 2.30%, 2/15/54(1)	8,799,648	8,942,906
MAPS Trust, Series 2021-1A, Class A SEQ, 2.52%, 6/15/46(1)	10,035,360	10,198,258
Mosaic Solar Loan Trust, Series 2020-1A, Class A SEQ, 2.10%, 4/20/46(1)	2,991,542	3,077,964
Progress Residential Trust, Series 2018-SFR3, Class G, 5.62%, 10/17/35(1)	3,000,000	3,023,370
Progress Residential Trust, Series 2021-SFR1, Class F, 2.76%, 4/17/38(1)	7,500,000	7,456,059
Sierra Timeshare Conduit Receivables Funding LLC, Series 2017-1A, Class A SEQ, 2.91%, 3/20/34(1)	458,099	462,536
Sierra Timeshare Receivables Funding LLC, Series 2018-3A, Class B, 3.87%, 9/20/35(1)	211,805	220,820
Sierra Timeshare Receivables Funding LLC, Series 2019-1A, Class A SEQ, 3.20%, 1/20/36(1)	2,046,756	2,121,810
Sierra Timeshare Receivables Funding LLC, Series 2021-1A, Class D, 3.17%, 11/20/37(1)	2,195,934	2,221,864
Tricon American Homes, Series 2020-SFR1, Class B, 2.05%, 7/17/38(1)	6,500,000	6,619,598
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(1)	1,625,174	1,626,485

Wendy's Funding LLC, Series 2021-1A, Class A2II SEQ, 2.78%, 6/15/51(1)	6,500,000	6,699,350
TOTAL ASSET-BACKED SECURITIES (Cost $98,424,114)		100,125,260
U.S. TREASURY SECURITIES — 3.5%
U.S. Treasury Bills, 0.03%, 10/7/21(4)(5)	38,500,000	38,496,824
U.S. Treasury Bonds, 4.50%, 5/15/38	650,000	931,760
U.S. Treasury Bonds, 3.50%, 2/15/39	50,000	64,316
U.S. Treasury Bonds, 1.125%, 5/15/40	4,500,000	4,022,051
U.S. Treasury Bonds, 1.375%, 11/15/40	19,000,000	17,658,125
U.S. Treasury Bonds, 3.00%, 5/15/42	400,000	482,734
U.S. Treasury Bonds, 2.875%, 5/15/43	100,000	118,605
U.S. Treasury Bonds, 3.75%, 11/15/43	500,000	676,270
U.S. Treasury Bonds, 3.00%, 11/15/44	300,000	364,477
U.S. Treasury Bonds, 2.50%, 2/15/45	720,000	805,781
U.S. Treasury Bonds, 3.00%, 5/15/45	800,000	974,719
U.S. Treasury Bonds, 2.50%, 5/15/46	1,150,000	1,290,605
U.S. Treasury Bonds, 2.25%, 8/15/49	2,250,000	2,419,980
U.S. Treasury Bonds, 2.375%, 11/15/49	600,000	663,000
U.S. Treasury Bonds, 1.25%, 5/15/50	15,000,000	12,772,852
U.S. Treasury Bonds, 1.375%, 8/15/50	3,500,000	3,075,215
U.S. Treasury Notes, 1.25%, 3/31/28	2,600,000	2,648,750
TOTAL U.S. TREASURY SECURITIES (Cost $90,261,842)		87,466,064
PREFERRED STOCKS — 3.0%
Automobiles — 0.2%
Volkswagen International Finance NV, 3.875%	4,500,000	6,025,235
Banks — 0.2%
Banco Santander SA, 4.75%	3,800,000	3,885,500
Banque Federative du Credit Mutuel SA, MTN, 0.15%	800,000	906,333
		4,791,833
Consumer Finance — 0.1%
Ally Financial, Inc., 4.70%	2,630,000	2,738,356
Diversified Telecommunication Services — 0.3%
Orange SA, MTN, 2.375%	1,000,000	1,254,644
Telefonica Europe BV, 2.50%	700,000	851,797
Telefonica Europe BV, 2.875%	2,800,000	3,437,751
Telefonica Europe BV, 3.00%	1,100,000	1,350,545
		6,894,737
Electric Utilities — 0.4%
Electricite de France SA, 3.375%	3,000,000	3,785,619
Enel SpA, 2.25%	1,900,000	2,382,498
SSE plc, 3.125%	2,600,000	3,375,716
		9,543,833
Hotels, Restaurants and Leisure — 0.1%
Accor SA, 2.625%	1,600,000	1,829,219
Insurance — 0.8%
Allianz SE, 2.625%	2,000,000	2,437,743
Assicurazioni Generali SpA, MTN, 4.60%	3,900,000	5,233,584
AXA SA, MTN, 6.69%	1,230,000	2,093,382
BNP Paribas Cardif SA, 4.03%	3,100,000	4,172,925
Credit Agricole Assurances SA, 4.25%	3,300,000	4,355,018
Intesa Sanpaolo Vita SpA, 4.75%	2,300,000	3,012,643
		21,305,295
Oil, Gas and Consumable Fuels — 0.6%
Eni SpA, 3.375%	4,700,000	6,029,765

TotalEnergies SE, MTN, 2.625%	3,292,000	4,178,493
Wintershall Dea Finance 2 BV, 2.50%	2,100,000	2,491,592
Wintershall Dea Finance 2 BV, 3.00%	1,400,000	1,647,829
		14,347,679
Trading Companies and Distributors — 0.3%
Air Lease Corp., 4.65%	3,660,000	3,833,850
Aircastle Ltd., 5.25%(1)	3,910,000	3,958,875
		7,792,725
TOTAL PREFERRED STOCKS (Cost $71,765,667)		75,268,912
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 2.3%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 0.2%
FHLMC, VRN, 2.40%, (1-year H15T1Y plus 2.25%), 9/1/35	569,010	607,175
FHLMC, VRN, 2.17%, (12-month LIBOR plus 1.78%), 2/1/38	1,666	1,770
FHLMC, VRN, 2.23%, (12-month LIBOR plus 1.87%), 6/1/38	718	749
FHLMC, VRN, 1.96%, (12-month LIBOR plus 1.63%), 8/1/46	542,581	565,117
FNMA, VRN, 1.82%, (6-month LIBOR plus 1.57%), 6/1/35	318,885	332,635
FNMA, VRN, 1.82%, (6-month LIBOR plus 1.57%), 6/1/35	263,018	274,307
FNMA, VRN, 1.79%, (6-month LIBOR plus 1.54%), 9/1/35	593,289	618,351
FNMA, VRN, 2.32%, (12-month LIBOR plus 1.77%), 10/1/40	1,257	1,329
FNMA, VRN, 2.27%, (12-month LIBOR plus 1.59%), 8/1/45	27,561	28,693
FNMA, VRN, 3.19%, (12-month LIBOR plus 1.61%), 3/1/47	1,103,845	1,160,093
FNMA, VRN, 3.10%, (12-month LIBOR plus 1.61%), 4/1/47	807,199	849,549
FNMA, VRN, 3.25%, (12-month LIBOR plus 1.62%), 5/1/47	1,094,952	1,148,865
		5,588,633
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 2.1%
FHLMC, 6.00%, 2/1/38	1,087	1,293
FHLMC, 4.00%, 12/1/40	2,837	3,106
FHLMC, 4.00%, 10/1/48	2,366,252	2,526,958
FNMA, 5.50%, 5/1/33	3,498	3,996
FNMA, 6.00%, 4/1/37	4,705	5,589
FNMA, 6.00%, 7/1/37	5,610	6,660
FNMA, 6.00%, 8/1/37	3,050	3,624
FNMA, 5.50%, 1/1/39	6,229	7,264
FNMA, 5.50%, 3/1/39	704	821
FNMA, 4.50%, 5/1/39	881,013	984,554
FNMA, 4.50%, 3/1/40	894,067	995,551
FNMA, 3.50%, 10/1/40	1,211,321	1,317,691
FNMA, 3.50%, 12/1/40	14,245	15,443
FNMA, 4.50%, 9/1/41	7,853	8,749
FNMA, 3.50%, 12/1/41	70,229	76,192
FNMA, 3.50%, 5/1/42	25,322	27,623
FNMA, 3.50%, 6/1/42	14,146	15,472
FNMA, 3.50%, 8/1/42	92,046	100,147
FNMA, 3.50%, 9/1/42	8,520	9,294
FNMA, 3.50%, 12/1/42	128,779	140,509
FNMA, 4.00%, 2/1/46	179,507	195,207
FNMA, 3.50%, 7/1/47	4,213,031	4,489,715
FNMA, 2.50%, 6/1/51	998,221	1,041,937
GNMA, 3.00%, TBA	30,000,000	31,395,703
GNMA, 6.00%, 7/15/33	2,358	2,806
GNMA, 5.00%, 3/20/36	14,472	16,274
GNMA, 5.50%, 1/15/39	2,512	2,960
GNMA, 5.50%, 9/15/39	10,019	11,653

GNMA, 4.50%, 10/15/39	3,564	4,027
GNMA, 5.00%, 10/15/39	5,968	6,882
GNMA, 4.50%, 1/15/40	4,128	4,665
GNMA, 4.00%, 12/15/40	5,522	6,134
GNMA, 4.50%, 12/15/40	19,043	21,664
GNMA, 4.50%, 7/20/41	762,659	850,153
GNMA, 3.50%, 6/20/42	2,833,952	3,052,754
GNMA, 3.50%, 4/20/45	16,573	17,680
GNMA, 4.00%, 9/20/45	38,962	41,939
GNMA, 3.50%, 3/15/46	431,149	460,924
GNMA, 2.50%, 7/20/46	2,650,041	2,769,049
GNMA, 2.50%, 8/20/46	87,941	91,920
GNMA, 2.50%, 2/20/47	410,971	428,986
		51,163,568
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $56,030,422)		56,752,201
EXCHANGE-TRADED FUNDS — 1.9%
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF (Cost $48,029,225)	1,530,000	47,598,300
COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.6%
BX Commercial Mortgage Trust, Series 2020-VIVA, Class D, VRN, 3.55%, 3/11/44(1)	6,200,000	6,527,555
BXMT Ltd., Series 2020-FL2, Class D, VRN, 2.11%, (SOFR plus 2.06%), 2/15/38(1)	8,000,000	8,013,532
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $14,482,018)		14,541,087
MUNICIPAL SECURITIES — 0.5%
Bay Area Toll Authority Rev., 6.92%, 4/1/40	605,000	928,207
California State University Rev., 2.98%, 11/1/51	825,000	879,771
Chicago GO, 7.05%, 1/1/29	385,000	451,174
Dallas Area Rapid Transit Rev., 6.00%, 12/1/44	25,000	38,909
Escambia County Health Facilities Authority Rev., (Baptist Health Care Corp. Obligated Group), 3.61%, 8/15/40 (AGM)	725,000	766,199
Grand Parkway Transportation Corp. Rev., 3.24%, 10/1/52	565,000	582,254
Los Angeles Community College District GO, 6.75%, 8/1/49	675,000	1,185,588
Los Angeles Department of Airports Rev., 6.58%, 5/15/39	75,000	102,232
Metropolitan Transportation Authority Rev., 6.69%, 11/15/40	200,000	291,690
Michigan Strategic Fund Rev., (Flint Water Advocacy Fund), 3.23%, 9/1/47	1,600,000	1,646,808
Missouri Highway & Transportation Commission Rev., 5.45%, 5/1/33	175,000	226,952
New Jersey Turnpike Authority Rev., 7.41%, 1/1/40	100,000	167,754
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	230,000	376,427
New York City Water & Sewer System Rev., 5.95%, 6/15/42	45,000	69,746
Ohio Turnpike & Infrastructure Commission Rev., 3.22%, 2/15/48	830,000	865,082
Pennsylvania Turnpike Commission Rev., 5.56%, 12/1/49	130,000	198,504
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	400,000	572,253
Regents of the University of California Medical Center Pooled Rev., 3.26%, 5/15/60	450,000	498,502
Rutgers The State University of New Jersey Rev., 5.67%, 5/1/40	205,000	285,779
San Francisco Public Utilities Commission Water Rev., 6.00%, 11/1/40	200,000	283,020
Santa Clara Valley Transportation Authority Rev., 5.88%, 4/1/32	300,000	380,648
State of California GO, 4.60%, 4/1/38	120,000	141,090
State of California GO, 7.55%, 4/1/39	410,000	712,327
State of California GO, 7.30%, 10/1/39	595,000	967,267
State of California GO, 7.60%, 11/1/40	20,000	35,622
TOTAL MUNICIPAL SECURITIES (Cost $11,731,610)		12,653,805
TEMPORARY CASH INVESTMENTS(6) — 1.5%
Credit Agricole Corporate and Investment Bank, 0.06%, 8/2/21(1)(4)	35,481,000	35,480,808

State Street Institutional U.S. Government Money Market Fund, Premier Class	582,474	582,474
TOTAL TEMPORARY CASH INVESTMENTS (Cost $36,063,415)		36,063,282
TOTAL INVESTMENT SECURITIES — 100.5% (Cost $2,439,769,299)		2,513,348,559
OTHER ASSETS AND LIABILITIES — (0.5)%		(11,807,502)
TOTAL NET ASSETS — 100.0%		$2,501,541,057

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	8,132,507	USD	6,086,450	Bank of America N.A.	9/15/21	$(117,200)
USD	14,368,366	AUD	18,581,305	Bank of America N.A.	9/15/21	729,712
USD	6,886,401	AUD	9,179,176	Bank of America N.A.	9/15/21	148,898
BRL	45,964,296	USD	8,980,032	Goldman Sachs & Co.	9/15/21	(205,260)
USD	4,463,212	BRL	22,711,054	Goldman Sachs & Co.	9/15/21	127,579
CAD	7,657,124	USD	6,218,891	Bank of America N.A.	9/15/21	(81,528)
USD	3,560,190	CAD	4,331,113	Bank of America N.A.	9/15/21	88,702
USD	40,304,706	CAD	48,736,450	Bank of America N.A.	9/15/21	1,241,310
USD	20,129,709	CHF	18,004,213	Morgan Stanley	9/15/21	232,416
USD	7,635,025	CLP	5,504,471,272	Goldman Sachs & Co.	9/15/21	390,752
USD	248,463,049	CNY	1,598,735,491	Goldman Sachs & Co.	9/15/21	2,022,236
USD	12,754,184	CNY	83,259,315	Goldman Sachs & Co.	9/15/21	(80,017)
COP	49,526,650,298	USD	13,338,715	Goldman Sachs & Co.	9/15/21	(596,848)
USD	2,984,543	COP	11,206,512,063	Goldman Sachs & Co.	9/15/21	101,411
USD	10,622,354	COP	38,283,493,353	Goldman Sachs & Co.	9/15/21	773,046
USD	3,896,120	CZK	81,211,551	UBS AG	9/15/21	120,805
USD	57,676,133	DKK	351,404,530	UBS AG	9/15/21	1,596,905
EUR	1,802,837	USD	2,130,407	JPMorgan Chase Bank N.A.	8/18/21	8,826
EUR	631,497	USD	744,787	JPMorgan Chase Bank N.A.	8/18/21	4,542
EUR	37,525	USD	44,375	JPMorgan Chase Bank N.A.	8/18/21	152
USD	18,236,402	EUR	15,412,690	JPMorgan Chase Bank N.A.	8/18/21	(52,183)
USD	356,453,099	EUR	301,323,036	JPMorgan Chase Bank N.A.	8/18/21	(1,094,631)
USD	17,023,079	EUR	14,405,707	JPMorgan Chase Bank N.A.	8/18/21	(70,628)
USD	17,042,687	EUR	14,423,800	JPMorgan Chase Bank N.A.	8/18/21	(72,490)
USD	4,095,144	EUR	3,467,302	JPMorgan Chase Bank N.A.	8/18/21	(19,132)
GBP	1,599,333	USD	2,227,674	Bank of America N.A.	9/15/21	(4,366)
GBP	478,301	USD	668,263	Bank of America N.A.	9/15/21	(3,354)
USD	1,927,239	GBP	1,383,126	Bank of America N.A.	9/15/21	4,491
USD	46,741,524	GBP	33,093,687	Bank of America N.A.	9/15/21	736,423
USD	1,892	HUF	538,874	UBS AG	9/15/21	111
USD	628,011	IDR	9,058,432,082	Goldman Sachs & Co.	9/15/21	3,531
USD	2,443	ILS	7,921	UBS AG	9/17/21	(8)
USD	5,914,466	INR	436,588,155	Goldman Sachs & Co.	9/15/21	72,488
USD	171,767,603	JPY	18,915,975,938	Bank of America N.A.	8/18/21	(676,673)
USD	222,945	KRW	248,844,026	Goldman Sachs & Co.	9/15/21	7,273
KZT	938,967,588	USD	2,165,266	Goldman Sachs & Co.	9/15/21	21,598
USD	4,870,561	MXN	97,212,501	Morgan Stanley	9/15/21	15,125
USD	6,982,726	MYR	28,786,288	Goldman Sachs & Co.	9/15/21	199,983
USD	5,936,362	NOK	49,122,798	UBS AG	9/15/21	375,554
NZD	4,306,159	USD	3,010,948	Bank of America N.A.	9/15/21	(11,365)
USD	5,017,138	NZD	6,993,502	Bank of America N.A.	9/15/21	145,607
PEN	973,416	USD	251,613	Goldman Sachs & Co.	9/15/21	(11,945)
USD	8,184,290	PHP	393,394,276	Goldman Sachs & Co.	9/15/21	329,193
USD	5,086,058	PLN	18,676,921	UBS AG	9/15/21	237,362
USD	2,643,289	RUB	193,742,507	Goldman Sachs & Co.	9/15/21	10,155
SEK	54,255,967	USD	6,250,421	UBS AG	9/15/21	54,396
USD	2,833,822	SEK	23,383,309	UBS AG	9/15/21	116,563
USD	3,698,696	SGD	4,902,030	Bank of America N.A.	9/15/21	81,034
USD	21,634,532	THB	675,992,590	Goldman Sachs & Co.	9/15/21	1,072,050
ZAR	8,495,448	USD	613,561	UBS AG	9/15/21	(36,849)
						$7,935,752

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
Euro-Bobl 5-Year Bonds	858	September 2021	$137,769,685	$1,321,797
Euro-OAT 10-Year Bonds	321	September 2021	61,717,808	1,288,901
Japanese 10-Year Government Bonds	98	September 2021	136,050,317	549,273
Japanese 10-Year Mini Government Bonds	76	September 2021	10,552,919	44,684
Korean Treasury 10-Year Bonds	249	September 2021	27,762,878	535,816
U.K. Gilt 10-Year Bonds	293	September 2021	52,859,607	1,068,693
U.S. Treasury 2-Year Notes	392	September 2021	86,497,250	(31,386)
U.S. Treasury 5-Year Notes	524	September 2021	65,209,344	396,400
			$578,419,808	$5,174,178

^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
Euro-Bund 10-Year Bonds	137	September 2021	$28,695,481	$(819,317)
Euro-Buxl 30-Year Bonds	37	September 2021	9,438,370	(207,160)
U.S. Treasury 10-Year Notes	148	September 2021	19,899,063	(35,387)
U.S. Treasury 10-Year Ultra Notes	990	September 2021	148,747,500	(4,317,181)
U.S. Treasury Long Bonds	201	September 2021	33,108,469	(1,509,462)
			$239,888,883	$(6,888,507)

^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS§
Reference Entity	Type	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 34	Buy	(5.00)%	6/20/25	$30,038,000	$(428,430)	$(2,484,067)	$(2,912,497)
Markit CDX North America High Yield Index Series 35	Buy	(5.00)%	12/20/25	$139,000,000	(11,009,488)	(2,556,772)	(13,566,260)
Markit CDX North America High Yield Index Series 36	Buy	(5.00)%	6/20/26	$70,000,000	(6,684,641)	(185,971)	(6,870,612)
Markit CDX North America Investment Grade Index Series 34	Buy	(1.00)%	6/20/25	$27,000,000	389,692	(938,398)	(548,706)
					$(17,732,867)	$(6,165,208)	$(23,898,075)

§Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

CENTRALLY CLEARED INTEREST RATE SWAPS AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index Monthly	Fixed Rate	Termination Date	Notional Amount		Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
MXIBTIIE	Pay	5.44%	5/22/23	MXN	1,247,000,000	$596	$(387,078)	$(386,482)
MXIBTIIE	Pay	5.44%	5/22/23	MXN	1,247,000,000	596	(387,078)	(386,482)
						$1,192	$(774,156)	$(772,964)

INTEREST RATE SWAP AGREEMENTS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate Index Monthly	Fixed Rate	Termination Date	Notional Amount		Value*
Goldman Sachs & Co.	BZDIOVRA	Pay	7.31%	1/2/24	BRL	174,737,000	$(482,453)

*Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	1.78%	8/5/24	$6,750,000	$(555)	$365,442	$364,887
CPURNSA	Receive	2.34%	2/5/26	$22,500,000	638	899,481	900,119
CPURNSA	Receive	2.33%	2/8/26	$22,500,000	637	902,327	902,964
CPURNSA	Receive	2.30%	2/24/26	$23,000,000	640	941,651	942,291
CPURNSA	Receive	2.29%	2/24/26	$23,000,000	641	955,478	956,119
					$2,001	$4,064,379	$4,066,380

NOTES TO SCHEDULE OF INVESTMENTS
AGM	-	Assured Guaranty Municipal Corporation
AUD	-	Australian Dollar
BRL	-	Brazilian Real
BZDIOVRA	-	Brazil Interbank Deposit Rate
CAD	-	Canadian Dollar
CDX	-	Credit Derivatives Indexes
CHF	-	Swiss Franc
CLP	-	Chilean Peso
CNY	-	Chinese Yuan
COP	-	Colombian Peso
CPI	-	Consumer Price Index
CPURNSA	-	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
CZK	-	Czech Koruna
DKK	-	Danish Krone
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
INR	-	Indian Rupee
IO	-	Interest Only
JPY	-	Japanese Yen
KRW	-	South Korean Won
KZT	-	Kazakhstani Tenge
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
MXIBTIIE	-	28-day Mexico Interbank Equilibrium Interest Rate Index
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PEN	-	Peruvian Sol
PHP	-	Philippine Peso
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
SGD	-	Singapore Dollar
SOFR	-	Secured Overnight Financing Rate
TBA	-	To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.
THB	-	Thai Baht
USD	-	United States Dollar
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
ZAR	-	South African Rand

†Category is less than 0.05% of total net assets.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $970,108,808, which represented 38.8% of total net assets. Of these securities, 4.5% of total net assets were deemed illiquid under policies approved by the Board of Trustees.
(2)Security is a zero-coupon bond.
(3)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(4)The rate indicated is the yield to maturity at purchase.
(5)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $26,357,224.
(6)Category includes collateral received at the custodian bank for collateral requirements on swap agreements. At the period end, the aggregate value of cash deposits received was $2,990,000.
(7)Perpetual maturity with no stated maturity date.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, bank loan obligations, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Sovereign Governments and Agencies	—	1,002,641,835	—
Corporate Bonds	—	762,873,102	—
Collateralized Loan Obligations	—	183,267,058	—
Collateralized Mortgage Obligations	—	134,097,653	—
Asset-Backed Securities	—	100,125,260	—
U.S. Treasury Securities	—	87,466,064	—
Preferred Stocks	—	75,268,912	—
U.S. Government Agency Mortgage-Backed Securities	—	56,752,201	—
Exchange-Traded Funds	47,598,300	—	—
Commercial Mortgage-Backed Securities	—	14,541,087	—
Municipal Securities	—	12,653,805	—
Temporary Cash Investments	582,474	35,480,808	—
	48,180,774	2,465,167,785	—
Other Financial Instruments
Futures Contracts	396,400	4,809,164	—
Swap Agreements	—	4,066,380	—
Forward Foreign Currency Exchange Contracts	—	11,070,229	—
	396,400	19,945,773	—
Liabilities
Other Financial Instruments
Futures Contracts	5,893,416	1,026,477	—
Swap Agreements	—	25,153,492	—
Forward Foreign Currency Exchange Contracts	—	3,134,477	—
	5,893,416	29,314,446	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.